Consolidated Statements Of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows provided by operating activities
Profit (loss) for the period	₩ 2,092,469	₩ (2,263,535)	₩ (1,174,498)
Adjustments for:
Income Tax expense (benefit)	899,064	(1,002,303)	(826,321)
Depreciation	11,377,553	10,971,825	9,905,856
Amortization	170,466	156,915	118,938
Employee benefit expense	492,288	725,120	360,575
Bad debt expense	50,686	16,629	57,468
Interest expense	1,995,425	2,046,811	1,868,458
Loss on sale of financial assets	648	2,106	1
Loss on disposals of property, plant and equipment	162,725	72,508	60,704
Loss on abandonment of property, plant, and equipment	255,346	364,233	481,176
Impairment loss on property, plant and equipment	80,413	50,034	710,162
Impairment loss on intangible assets	3,599	513,609	8,112
Loss on disposal of intangible assets	392	827	43
Increase to provisions	1,832,765	2,301,215	1,056,994
Loss (gain) on foreign currency translation, net	(782,167)	370,309	243,378
Gain on valuation of financial assets at fair value through profit or loss	(12,904)	(5,575)	(8,495)
Loss on valuation of financial assets at fair value through profit or loss	7,396	4,513	6,616
Valuation and transaction loss (gain) on derivative instruments, net	390,322	(403,765)	(300,500)
Share in loss (profit) of associates and joint ventures, net	(279,124)	(166,820)	(363,101)
Gain on disposal of financial assets	(11,992)	(3,866)	(1,838)
Gain on disposal of property plant, and equipment	(93,195)	(43,784)	(98,077)
Gain on disposal of intangible assets	(1,556)	(206)	(12)
Gain on disposal of investments in associates and joint ventures	(10,165)	(70,094)	(5,079)
Loss on disposal of investments in associates and joint ventures	16	2	2,183
Impairment loss on investments in associates and joint ventures	1,556	22,517	7,907
Gain on disposal of investments in subsidiaries	0	0	(72)
Loss on disposal of investments in subsidiaries	6,610	256	0
Interest income	(242,586)	(268,118)	(223,767)
Dividend income	(7,316)	(13,838)	(12,777)
Other inflows (outflows) of cash	30,411	128,237	81,317
Adjustments for Cash flows from operating activities	16,316,676	15,769,297	13,129,849
Changes in:
Trade receivables	(107,639)	95,345	246,755
Non-trade receivables	459,524	64,027	154,580
Accrued income	(258,963)	83,589	(484,718)
Other receivables	(32,536)	(116,583)	(61,961)
Other current assets	(462,125)	(271,986)	(148,509)
Inventories	(723,495)	(980,216)	(1,771,550)
Other non-current assets	(140,017)	(611,066)	(54,148)
Trade payables	(262,985)	(546,159)	478,744
Non-trade payables	(363,260)	192,506	(292,912)
Accrued expenses	(222,113)	(454,501)	(361,204)
Other current liabilities	388,163	373,403	250,112
Other non-current liabilities	755,005	650,468	287,488
Investments in associates and joint ventures (dividends received)	237,695	215,612	175,175
Provisions	(1,499,436)	(1,473,461)	(1,132,969)
Payments of employee benefit obligations	(74,848)	(65,242)	(89,253)
Plan assets	(582,275)	(348,386)	(330,064)
Changes in assets and liabilities Cash flows from operating activities	(2,889,305)	(3,192,650)	(3,134,434)
Cash generated from operating activities	15,519,840	10,313,112	8,820,917
Dividends received (financial assets at fair value through other comprehensive income)	7,316	24,255	11,182
Interest paid	(2,081,663)	(2,027,850)	(1,895,898)
Interest received	215,183	186,122	194,221
Income taxes paid	(452,203)	(282,211)	(450,290)
Net cash flows from operating activities	13,208,473	8,213,428	6,680,132
Cash flows provided by investing activities
Proceeds from disposals of investments in associates and joint ventures	5,444	0	1,617
Acquisition of investments in associates and joint ventures	(342,116)	(107,821)	(319,425)
Proceeds from sales of property, plant and equipment	331,777	522,742	234,138
Acquisition of property, plant and equipment	(13,281,294)	(14,000,359)	(12,266,870)
Proceeds from sales of intangible assets	10,871	7,702	13
Acquisition of intangible assets	(120,371)	(229,426)	(110,587)
Proceeds from disposals of financial assets	8,020,406	2,783,474	2,419,259
Acquisition of financial assets	(9,203,450)	(2,165,342)	(2,841,651)
Increase in loans	(336,744)	(335,773)	(188,675)
Collection of loans	215,292	292,745	100,010
Increase in deposits	(276,255)	(280,637)	(299,564)
Decrease in deposits	280,941	275,314	259,930
Proceeds from disposals of assets held-for-sale	32,578	30,662	18,716
Receipt of government grants	41,209	21,705	30,416
Cash outflow from merger	0	(154,311)	0
Net cash inflow (outflow) from changes in consolidation scope	(24,624)	(2,917)	2,141
Other cash inflow (outflow) from investing activities, net	(185,475)	(157,116)	(53,769)
Net cash flows used in investing activities	(14,831,811)	(13,499,358)	(13,014,301)
Cash flows provided by financing activities
Proceeds from (Repayment of) short-term borrowings, Net	345,338	188,957	(183,660)
Proceeds from long-term borrowings and debt securities	10,170,107	13,221,407	14,251,586
Repayment of long-term borrowings and debt securities	(7,976,658)	(7,068,290)	(8,095,590)
Payment of lease liabilities	(613,977)	(573,437)	(134,454)
Settlement of derivative instruments, net	42,263	102,146	60,907
Change in non-controlling interests	11,554	17,365	20,113
Dividends paid (hybrid bond)	(13,385)	(13,385)	(17,658)
Dividends paid	(81,298)	(99,356)	(599,391)
Other cash outflow from financing activities, net	(3,120)	0	(175)
Net cash from financing activities	1,880,824	5,775,407	5,301,678
Net increase (decrease) in cash and cash equivalents before effect of exchange rate fluctuations	257,486	489,477	(1,032,491)
Effect of exchange rate fluctuations on cash held	(38,031)	(37,693)	21,097
Net increase (decrease) in cash and cash equivalents	219,455	451,784	(1,011,394)
Cash and cash equivalents at January 1	1,810,129	1,358,345	2,369,739
Cash and cash equivalents at December 31	₩ 2,029,584	₩ 1,810,129	₩ 1,358,345